Ally Master Owner Trust
Monthly Servicing Report
July 17, 2017
Revised

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of June 30, 2017

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$14,265,043,107.45	373,095	$38,234.35	89.84%
Used Auto	$795,909,257.97	43,949	$18,109.84	5.01%
Medium Duty Trucks	$17,504,561.19	434	$40,333.09	0.12%
Less Dealer Reserve	$1,389,607,321.72
Total	$13,688,849,604.89	417,478		94.97%

Ally Bank Retained Receivables
New Auto	$51,390,233.78	1,227	$41,882.83	0.32%
Used Auto	$689,297,312.03	33,626	$20,498.94	4.34%
Medium Duty Trucks	$100.00	1	$100.00	0.00%
DPP	$58,527,859.33	1,899	$30,820.36	0.37%
Other	$131,906.50	2	$65,953.25	0.00%
Total	$799,347,411.64	36,755		5.03%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$14,488,197,016.53	454,233		100.00%
Dealer Reserve	$1,389,607,321.72
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$15,877,804,338.25	454,233		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$13,193,106,431.57	1,516	83.09%
Limited	Eligible	$1,869,272,477.84	215	11.77%
Programmed	Eligible	$16,078,017.20	9	0.10%
No-Credit	Eligible	$0.00	0	0.00%
Satisfactory	Ineligible	$703,329,686.71	N/A	4.43%
Limited	Ineligible	$74,231,851.48	N/A	0.47%
Programmed	Ineligible	$21,785,873.45	N/A	0.14%
No-Credit	Ineligible	$0.00	N/A	0.00%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$15,877,804,338.25	1,740	100.00%

			# of	% of Total
			Dealers	Pool
Total Pool Balance by Age Distribution
1-120 Days		$11,016,489,898.70	316,022	69.38%
121-180 Days		$1,848,613,165.65	51,108	11.64%
181-270 Days		$2,029,297,436.43	57,970	12.78%
Over 270 Days		$983,403,837.47	29,133	6.20%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$15,877,804,338.25	454,233	100.00%

Asset Representation Review Trigger ("ARR Trigger")1
Ally Bank Portfolio2
	Current Month
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	4,193	28,208,573	82.10%
L…………………………………....	849	5,922,751	17.24%
P……………………………………	61	227,611	0.66%
N …………………………………..	—	—	—%
Total ……………………………….	5,103	34,358,936	100.00%

	Month 2
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	4,251	28,408,943	82.73%
L…………………………………....	820	5,753,590	16.75%
P……………………………………	58	178,222	0.52%
N …………………………………..	—	—	—%
Total ……………………………….	5,129	34,340,755	100.00%

	Month 3
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	4,264	28,593,951	83.36%
L…………………………………....	830	5,570,593	16.24%
P……………………………………	46	139,102	0.41%
N …………………………………..	—	—	—%
Total ……………………………….	5,140	34,303,646	100.00%
Notes:
1. Asset Representation Review Trigger ("ARR Trigger") only pertains to AMOT Series issued after November 23, 2015.
2. There were no delinquencies or losses in period.
3. This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security.
The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.